PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
Property Equipment And Intangible Assets [Abstract]
PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET
4.
PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET

Property, equipment and intangible assets, net, consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Electronic Equipment	9,381,922	12,616,774
Office Equipment	858,548	958,101
Leasehold improvement	1,194,817	1,593,608
Software	1,721,485	1,789,908
Less: accumulated depreciation	(8,976,373)	(11,195,376)
Property and equipment, net	4,180,399	5,763,015
Licenses	10,004,563	8,457,801
Trademark	111,995	116,899
Trading right	128,259	127,961
Others	1,016,091	—
Less: accumulated amortization	(82,779)	(101,651)
Intangible assets, net	11,178,129	8,601,010
Total	15,358,528	14,364,025

Depreciation expenses for the years ended December 31, 2023, 2024 and 2025 were US$2,823,534, US$2,609,682 and US$2,879,468, respectively.

Amortization expenses for the years ended December 31, 2023, 2024 and 2025 were US$15,018, US$14,608 and US$15,248, respectively.

The estimated amortization expenses for the above intangible assets for future years are as follows:

Years ending December 31,
US$
2026	15,248
2027	—
2028	—
2029	—
2030	—
Total	15,248